                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                           AIM DEVELOPING MARKETS FUND

                        Supplement dated August 14, 2003
                      to the Prospectus dated March 3, 2003


Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

"You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:

                                               INITIAL                             ADDITIONAL
TYPE OF ACCOUNT                              INVESTMENTS                          INVESTMENTS
---------------                              -----------                          -----------
Employer-Sponsored Retirement Plans         $       0 ($25 per AIM Fund                $ 50
(includes section 401, 403 and 457 plans,             investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                 deferrals from Employer-
                                                      Sponsored Retirement
                                                      Plans)
Systematic Purchase Plan                           50                                    50
IRA, Roth IRA, or Coverdell ESA                   250                                    50
All other accounts                              1,000                                    50


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."


EXCHANGING SHARES

Effective October 1, 2003, exchangeability among like share classes of the AIM Funds and the INVESCO Funds will be permitted. The exchange policy will provide for the following types of exchanges:



                 SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES
                              OF THE INVESCO FUNDS:

o   Investor Class Shares

o   Class A Shares(1)

o   Class B Shares

o   Class C Shares

o   Institutional Class Shares

                  WILL BE OFFERED THE ABILITY TO EXCHANGE INTO
                     THE FOLLOWING CLASSES OF THE AIM FUNDS:

o   Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash Fund

o   Class A3 Shares of all AIM Funds


o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Class C Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Institutional Class Shares of all AIM Retail Funds

--------
(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

                 SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES
                                OF THE AIM FUNDS:

o   Class K Shares

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o   Class A3 Shares of the AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds

o   Class C Shares of all AIM Funds

o   Institutional Class Shares of all AIM Retail Funds

o   Class R Shares

                  WILL BE OFFERED THE ABILITY TO EXCHANGE INTO
                   THE FOLLOWING CLASSES OF THE INVESCO FUNDS:

o   There is currently no like class of shares offered by the AIM Funds

o   Class A Shares of all INVESCO Funds(2)

o   Class B Shares of all INVESCO Funds

o   Class C Shares of all INVESCO Funds

o   Institutional Class Shares of all INVESCO Funds

o   There is currently no like class of shares offered by the INVESCO Funds



REDEEMING SHARES

Effective on or about November 10, 2003, you may be charged a 2% redemption fee (on total redemption proceeds after applicable deferred sales charges) if you redeem, including redeeming by exchange, Class A or Investor Class shares of AIM Developing Markets Fund (either by selling or exchanging to another AIM Fund or an INVESCO Fund) within 30 days of their purchase.

The redemption fee will be paid to the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted.

The 2% redemption fee will not be charged on transactions involving the following:


    1) a total or partial redemption of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code");

----------
(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

    2) a total or partial redemption of shares held through qualified tuition plans maintained pursuant to Section 529 of the Code;

    3) a total or partial redemption effectuated pursuant to a systematic redemption plan or an automatic rebalancing program in the Funds set up by A I M Fund Services, Inc.;

    4) a total or partial redemption requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability; or

    5)  a redemption initiated by a Fund.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                             AIM GLOBAL ENERGY FUND

                        Supplement dated August 14, 2003
                      to the Prospectus dated March 3, 2003


Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

"You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:

                                                       INITIAL                                   ADDITIONAL
TYPE OF ACCOUNT                                      INVESTMENTS                                INVESTMENTS
---------------                                      -----------                                -----------

Employer-Sponsored Retirement Plans                  $     0 ($25 per AIM Fund                      $50
(includes section 401, 403 and 457 plans,                    investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                        deferrals from Employer-
                                                             Sponsored Retirement
                                                             Plans)
Systematic Purchase Plan                                  50                                         50
IRA, Roth IRA, or Coverdell ESA                          250                                         50
All other accounts                                     1,000                                         50

The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability among like share classes of the AIM Funds and the INVESCO Funds will be permitted. The exchange policy will provide for the following types of exchanges:

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:

o   Investor Class Shares

o   Class A Shares(1)

o   Class B Shares

o   Class C Shares

o   Institutional Class Shares

o   Class K Shares

           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                            CLASSES OF THE AIM FUNDS:

o   Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash Fund

o   Class A3 Shares of all AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Class C Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Institutional Class Shares of all AIM Retail Funds

o   There is currently no like class of shares offered by the AIM Funds

----------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o   Class A3 Shares of the AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds

o   Class C Shares of all AIM Funds

o   Institutional Class Shares of all AIM Retail Funds

o   Class R Shares

           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                          CLASSES OF THE INVESCO FUNDS:

o   Class A Shares of all INVESCO Funds(2)

o   Class B Shares of all INVESCO Funds

o   Class C Shares of all INVESCO Funds

o   Institutional Class Shares of all INVESCO Funds

o   There is currently no like class of shares offered by the INVESCO Funds

----------

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                       AIM GLOBAL FINANCIAL SERVICES FUND

                        Supplement dated August 14, 2003
                      to the Prospectus dated March 3, 2003


Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

"You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."


PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:

                                                         INITIAL                                     ADDITIONAL
TYPE OF ACCOUNT                                        INVESTMENTS                                  INVESTMENTS
---------------                                        -----------                                  -----------
Employer-Sponsored Retirement Plans                    $     0 ($25 per AIM Fund                        $50
(includes section 401, 403 and 457 plans,                      investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                          deferrals from Employer-
                                                               Sponsored Retirement
                                                               Plans)
Systematic Purchase Plan                                    50                                           50
IRA, Roth IRA, or Coverdell ESA                            250                                           50
All other accounts                                       1,000                                           50

The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability among like share classes of the AIM Funds and the INVESCO Funds will be permitted. The exchange policy will provide for the following types of exchanges:

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:

o   Investor Class Shares

o   Class A Shares(1)

o   Class B Shares

o   Class C Shares

o   Institutional Class Shares


           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                            CLASSES OF THE AIM FUNDS:

o   Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash Fund

o   Class A3 Shares of all AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Class C Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Institutional Class Shares of all AIM Retail Funds

----------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:

o   Class A Shares of all AIM Funds, with the exception of Class
    A Shares of Category III Funds purchased at net asset value

o   Class A3 Shares of the AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds

o   Class C Shares of all AIM Funds

o   Institutional Class Shares of all AIM Retail Funds

o   Class R Shares


           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                          CLASSES OF THE INVESCO FUNDS:

o   Class A Shares of all INVESCO Funds(2)

o   Class B Shares of all INVESCO Funds

o   Class C Shares of all INVESCO Funds

o   Institutional Class Shares of all INVESCO Funds

o   There is currently no like class of shares offered by the INVESCO Funds

----------

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                          AIM GLOBAL HEALTH CARE FUND

                        Supplement dated August 14, 2003
                     to the Prospectus dated March 3, 2003


Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

"You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."


PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:

                                                         INITIAL                                     ADDITIONAL
TYPE OF ACCOUNT                                        INVESTMENTS                                  INVESTMENTS
---------------                                        -----------                                  -----------

Employer-Sponsored Retirement Plans                    $     0 ($25 per AIM Fund                        $50
(includes section 401, 403 and 457 plans,                    investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                        deferrals from Employer-
                                                             Sponsored Retirement
                                                             Plans)
Systematic Purchase Plan                                    50                                           50
IRA, Roth IRA, or Coverdell ESA                            250                                           50
All other accounts                                       1,000                                           50

The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability among like share classes of the AIM Funds and the INVESCO Funds will be permitted. The exchange policy will provide for the following types of exchanges:


              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:

o   Investor Class Shares

o   Class A Shares(1)

o   Class B Shares

o   Class C Shares

o   Institutional Class Shares

o   Class K Shares

                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                       FOLLOWING CLASSES OF THE AIM FUNDS:

o   Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash Fund

o   Class A3 Shares of all AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Class C Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Institutional Class Shares of all AIM Retail Funds

o   There is currently no like class of shares offered by the AIM Funds

----------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o   Class A3 Shares of the AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds

o   Class C Shares of all AIM Funds

o   Institutional Class Shares of all AIM Retail Funds

o   Class R Shares

                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                     FOLLOWING CLASSES OF THE INVESCO FUNDS:

o   Class A Shares of all INVESCO Funds(2)

o   Class B Shares of all INVESCO Funds

o   Class C Shares of all INVESCO Funds

o   Institutional Class Shares of all INVESCO Funds

o   There is currently no like class of shares offered by the INVESCO Funds

----------

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                     AIM GLOBAL SCIENCE AND TECHNOLOGY FUND

                        Supplement dated August 14, 2003
                      to the Prospectus dated March 3, 2003


Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

"You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."


PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:

                                                         INITIAL                                    ADDITIONAL
TYPE OF ACCOUNT                                        INVESTMENTS                                  INVESTMENTS
---------------                                        -----------                                  -----------

Employer-Sponsored Retirement Plans                    $      0 ($25 per AIM Fund                       $50
(includes section 401, 403 and 457 plans,                       investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                           deferrals from Employer-
                                                                Sponsored Retirement
                                                                Plans)
Systematic Purchase Plan                                     50                                          50
IRA, Roth IRA, or Coverdell ESA                             250                                          50
All other accounts                                        1,000                                          50

The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability among like share classes of the AIM Funds and the INVESCO Funds will be permitted. The exchange policy will provide for the following types of exchanges:

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:

o   Investor Class Shares

o   Class A Shares(1)

o   Class B Shares

o   Class C Shares

o   Institutional Class Shares

o   Class K Shares

                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                       FOLLOWING CLASSES OF THE AIM FUNDS:

o   Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash Fund

o   Class A3 Shares of all AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Class C Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Institutional Class Shares of all AIM Retail Funds

o   There is currently no like class of shares offered by the AIM Funds

----------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o   Class A3 Shares of the AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds

o   Class C Shares of all AIM Funds

o   Institutional Class Shares of all AIM Retail Funds

o   Class R Shares


                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                     FOLLOWING CLASSES OF THE INVESCO FUNDS:

o   Class A Shares of all INVESCO Funds(2)

o   Class B Shares of all INVESCO Funds

o   Class C Shares of all INVESCO Funds

o   Institutional Class Shares of all INVESCO Funds

o   There is currently no like class of shares offered by the INVESCO Funds

----------

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                                 AIM LIBRA FUND

                        Supplement dated August 14, 2003
                      to the Prospectus dated March 3, 2003

Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

"You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:

                                                         INITIAL                                     ADDITIONAL
TYPE OF ACCOUNT                                        INVESTMENTS                                  INVESTMENTS
---------------                                        -----------                                  -----------

Employer-Sponsored Retirement Plans                    $     0 ($25 per AIM Fund                        $50
(includes section 401, 403 and 457 plans,                      investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                          deferrals from Employer-
                                                               Sponsored Retirement
                                                               Plans)
Systematic Purchase Plan                                    50                                           50
IRA, Roth IRA, or Coverdell ESA                            250                                           50
All other accounts                                       1,000                                           50

The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability among like share classes of the AIM Funds and the INVESCO Funds will be permitted. The exchange policy will provide for the following types of exchanges:

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:

o   Investor Class Shares

o   Class A Shares(1)

o   Class B Shares

o   Class C Shares

o   Institutional Class Shares

o   Class K Shares


           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                            CLASSES OF THE AIM FUNDS:

o   Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash Fund

o   Class A3 Shares of all AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Class C Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Institutional Class Shares of all AIM Retail Funds

o   There is currently no like class of shares offered by the AIM Funds

----------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o   Class A3 Shares of the AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds

o   Class C Shares of all AIM Funds

o   Institutional Class Shares of all AIM Retail Funds

o   Class R Shares


           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                          CLASSES OF THE INVESCO FUNDS:

o   Class A Shares of all INVESCO Funds(2)

o   Class B Shares of all INVESCO Funds

o   Class C Shares of all INVESCO Funds

o   Institutional Class Shares of all INVESCO Funds

o   There is currently no like class of shares offered by the INVESCO Funds

----------

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.